UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2011
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Check here if Amendment [X]; Amendment Number:           1
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   This Amendment (Check only one.):      [ ]  is a restatement.
                                          [X]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          Astenbeck Capital Management LLC
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               500 Nyala Farm Road
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               Westport,  Connecticut 06880
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Form 13F File Number:         028-14243
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael D. Young
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Title:         Executive Vice President and General Counsel
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Phone:         203-221-6175
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Signature, Place, and Date of Signing:

 /s/ Michael D. Young        Westport, Connecticut        February 13, 2012
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     [Signature]               [City, State]                   [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                         2
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Form 13F Information Table Entry Total:                    1
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Form 13F Information Table Value Total:                 $1,462
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                                                      (x thousand)




List of Other Included Managers:



1.  Astenbeck Holdings LLC



2.  AJH Capital LLC

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        COLUMN 1                 COLUMN 2    COLUMN 3     COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8

                                 TITLE OF                  VALUE      SHRS OR          PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP      (x $1000)    PRN AMT  SH/PRN  CALL  DISCRETION  MANAGER  SOLE  SHARED  NONE
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CME GROUP INC             COM                12572Q105    1,462       6,000    SH           Defined     1, 2           6,000

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